Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventory [Abstract]
Current work in progress	$ 14,386	$ 10,562
Current finished goods	264	560
Inventories	14,650	$ 11,122
Current Finished Goods Held On Consignment	$ 3